Vanguard® U.S. Multifactor ETF
Schedule of Investments (unaudited)
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (3.4%)
	Mueller Industries Inc.	28,143	2,046
	Boise Cascade Co.	11,006	1,493
	UFP Industries Inc.	8,300	1,010
	Freeport-McMoRan Inc.	15,137	670
	Hawkins Inc.	4,458	565
	Steel Dynamics Inc.	4,164	498
	CF Industries Holdings Inc.	5,461	454
	Sylvamo Corp.	5,330	421
	Commercial Metals Co.	7,748	415
	Nucor Corp.	2,490	378
	Olympic Steel Inc.	9,013	361
	Reliance Inc.	1,175	337
	LyondellBasell Industries NV Class A	3,132	309
*	Metallus Inc.	13,593	221
*	Universal Stainless & Alloy Products Inc.	5,078	214
*	Clearwater Paper Corp.	4,957	165
	Cabot Corp.	1,405	148
			9,705
Consumer Discretionary (16.9%)
	Walmart Inc.	28,580	2,207
	PulteGroup Inc.	14,736	1,940
	Target Corp.	12,398	1,905
	Costco Wholesale Corp.	1,724	1,538
	General Motors Co.	28,691	1,428
	Booking Holdings Inc.	363	1,419
	H&R Block Inc.	21,043	1,332
*	AutoZone Inc.	405	1,288
	TJX Cos. Inc.	10,443	1,225
	PVH Corp.	11,380	1,123
	News Corp. Class B	37,822	1,113
	Perdoceo Education Corp.	45,308	1,017
	Steelcase Inc. Class A	69,601	984
	MillerKnoll Inc.	27,634	814
*	Skechers USA Inc. Class A	11,528	789
*	G-III Apparel Group Ltd.	29,290	775
	DR Horton Inc.	3,970	749
	Caleres Inc.	17,736	747
	Phinia Inc.	15,317	735
	Signet Jewelers Ltd.	8,623	725
	Williams-Sonoma Inc.	5,318	714
*	Brinker International Inc.	9,958	712
	Toll Brothers Inc.	4,821	695
	Academy Sports & Outdoors Inc.	12,403	688
*	M/I Homes Inc.	4,249	677
	Macy's Inc.	40,685	633
	Thor Industries Inc.	5,759	618
*	Crocs Inc.	4,179	611
*	Central Garden & Pet Co. Class A	16,805	575
	Lennar Corp. Class B	3,324	561
*	Adtalem Global Education Inc.	7,392	560
*	Cavco Industries Inc.	1,355	560
*	Spotify Technology SA	1,607	551
	Interface Inc.	27,616	521
	Dick's Sporting Goods Inc.	2,172	515
*	Taylor Morrison Home Corp.	7,654	515
	Ralph Lauren Corp.	2,856	489
*	NVR Inc.	53	486
*	Deckers Outdoor Corp.	489	469
	KB Home	5,602	469

Vanguard® U.S. Multifactor ETF
		Shares	Market Value ($000)
	American Eagle Outfitters Inc.	22,324	459
	Murphy USA Inc.	863	448
*	SkyWest Inc.	5,773	448
	Travel & Leisure Co.	9,816	434
*	AutoNation Inc.	2,308	411
	Build-A-Bear Workshop Inc.	12,324	411
	Ethan Allen Interiors Inc.	12,906	406
	Kontoor Brands Inc.	5,384	403
*	Tri Pointe Homes Inc.	8,713	387
	Tapestry Inc.	8,948	367
*	Expedia Group Inc.	2,625	365
*	Urban Outfitters Inc.	9,518	346
	Scholastic Corp.	9,960	318
*	Royal Caribbean Cruises Ltd.	1,930	318
*	1-800-Flowers.com Inc. Class A	37,089	298
	Genuine Parts Co.	2,022	290
*	Stride Inc.	3,494	288
	John Wiley & Sons Inc. Class A	5,603	271
*	Green Brick Partners Inc.	3,432	270
	Oxford Industries Inc.	3,000	261
	Upbound Group Inc.	7,748	258
	Gap Inc.	10,332	232
	J Jill Inc.	6,998	228
	PriceSmart Inc.	2,451	220
	Meritage Homes Corp.	1,079	214
	Nordstrom Inc.	9,602	214
	Haverty Furniture Cos. Inc.	7,627	209
	La-Z-Boy Inc.	5,153	209
	Lennar Corp. Class A	1,146	209
	VF Corp.	10,889	198
*	Despegar.com Corp.	15,996	197
*	Hanesbrands Inc.	30,907	196
	HNI Corp.	3,430	185
	eBay Inc.	3,059	181
*	Amazon.com Inc.	998	178
*	Universal Technical Institute Inc.	10,135	177
	BorgWarner Inc. (XNYS)	4,975	169
*	Grand Canyon Education Inc.	1,165	169
*	Liquidity Services Inc.	7,007	153
*	BJ's Wholesale Club Holdings Inc.	1,825	146
	Six Flags Entertainment Corp.	3,240	142
	Buckle Inc.	3,267	137
	Shoe Carnival Inc.	3,332	135
	Nexstar Media Group Inc.	752	128
	Acushnet Holdings Corp.	1,715	115
	Steven Madden Ltd.	2,551	115
*	Stagwell Inc.	15,913	114
	Monarch Casino & Resort Inc.	1,484	113
*	Hovnanian Enterprises Inc. Class A	519	112
*	Malibu Boats Inc. Class A	3,063	111
	Movado Group Inc.	4,649	111
	Winnebago Industries Inc.	1,858	111
	Dillard's Inc. Class A	265	90
	Strategic Education Inc.	870	84
	Group 1 Automotive Inc.	198	75
	Boyd Gaming Corp.	1,228	74
*	United Parks & Resorts Inc.	1,296	64
*	Vera Bradley Inc.	10,428	61
			48,505
Consumer Staples (6.5%)
	Altria Group Inc.	44,994	2,419
	McKesson Corp.	4,229	2,373
	Kroger Co.	37,565	1,999
	Colgate-Palmolive Co.	13,178	1,403
	Philip Morris International Inc.	9,472	1,168
	Ingredion Inc.	7,634	1,025
	Andersons Inc.	19,874	1,013
	Kimberly-Clark Corp.	6,296	911
	Cal-Maine Foods Inc.	11,132	802

Vanguard® U.S. Multifactor ETF
		Shares	Market Value ($000)
*	Pilgrim's Pride Corp.	12,967	604
	Cencora Inc.	2,280	546
	Coca-Cola Consolidated Inc.	407	546
	Ingles Markets Inc. Class A	7,063	523
	Bunge Global SA	4,918	499
*	Sprouts Farmers Market Inc.	4,360	454
	Weis Markets Inc.	6,670	451
*	Performance Food Group Co.	5,517	412
	SpartanNash Co.	13,948	308
	ACCO Brands Corp.	43,656	239
	Edgewell Personal Care Co.	5,718	230
	Fresh Del Monte Produce Inc.	7,615	223
	Dole plc	11,885	191
	Flowers Foods Inc.	7,430	173
	Casey's General Stores Inc.	414	150
	Primo Water Corp.	5,030	111
			18,773
Energy (9.0%)
	Valero Energy Corp.	18,718	2,746
	Marathon Petroleum Corp.	15,050	2,666
	Diamondback Energy Inc.	10,274	2,004
	EOG Resources Inc.	12,262	1,580
	Exxon Mobil Corp.	11,940	1,408
	Chevron Corp.	6,698	991
	Phillips 66	6,064	851
	Weatherford International plc	7,584	796
	Select Water Solutions Inc.	62,244	718
	ConocoPhillips	6,262	712
	Helmerich & Payne Inc.	17,930	585
*	MRC Global Inc.	39,739	523
	Permian resources Corp.	35,405	504
	Coterra Energy Inc.	20,652	502
	SunCoke Energy Inc.	55,921	501
	Chord Energy Corp.	3,327	494
*	Newpark Resources Inc.	59,419	489
	SM Energy Co.	9,819	448
	California Resources Corp.	8,427	442
*	ProPetro Holding Corp.	55,396	440
	Murphy Oil Corp.	11,210	418
	TechnipFMC plc	15,593	418
	Vitesse Energy Inc.	14,769	382
	Warrior Met Coal Inc.	6,087	373
*	DNOW Inc.	26,467	345
	Kinetik Holdings Inc.	7,626	337
	Alpha Metallurgical Resources Inc.	1,404	336
*	REX American Resources Corp.	7,143	324
	CONSOL Energy Inc.	3,121	319
	Cactus Inc. Class A	4,921	293
*	CNX Resources Corp.	10,154	281
	Matador Resources Co.	4,563	259
*	Gulfport Energy Corp.	1,784	259
	SandRidge Energy Inc.	19,035	253
	RPC Inc.	34,770	223
	Ovintiv Inc. (XNYS)	5,065	217
	Civitas Resources Inc.	3,450	212
	Northern Oil & Gas Inc.	4,055	161
	Liberty Energy Inc.	7,545	155
	Granite Ridge Resources Inc.	23,599	150
	Peabody Energy Corp.	5,819	136
	Magnolia Oil & Gas Corp. Class A	5,024	129
	Berry Corp.	17,245	107
	Texas Pacific Land Corp.	101	88
	Range Resources Corp.	2,843	85
			25,660
Financials (25.9%)
	Wells Fargo & Co.	65,654	3,839
	American International Group Inc.	41,228	3,177
	Aflac Inc.	28,652	3,162
	Bank of New York Mellon Corp.	40,248	2,746

Vanguard® U.S. Multifactor ETF
		Shares	Market Value ($000)
	JPMorgan Chase & Co.	10,070	2,264
	MGIC Investment Corp.	81,920	2,083
	Hartford Financial Services Group Inc.	17,715	2,057
	Popular Inc.	19,674	2,017
	Apollo Global Management Inc.	17,403	2,014
	OFG Bancorp	41,829	1,924
	Citizens Financial Group Inc.	41,116	1,770
	East West Bancorp Inc.	20,973	1,763
	First BanCorp (XNYS)	70,336	1,504
	OneMain Holdings Inc.	28,795	1,423
	Old Republic International Corp.	37,592	1,348
	Amalgamated Financial Corp.	37,162	1,226
	CNO Financial Group Inc.	33,832	1,181
	SLM Corp.	53,324	1,176
	Fifth Third Bancorp	26,841	1,146
	Commerce Bancshares Inc.	16,864	1,079
	International Bancshares Corp.	16,982	1,073
	W R Berkley Corp.	17,001	1,015
	Cboe Global Markets Inc.	4,931	1,013
	Employers Holdings Inc.	21,016	1,008
	Affiliated Managers Group Inc.	5,394	938
	Bank of NT Butterfield & Son Ltd.	24,094	922
	Pathward Financial Inc.	13,387	921
*	NMI Holdings Inc.	22,358	918
	1st Source Corp.	13,809	848
	Central Pacific Financial Corp.	30,651	843
	Enact Holdings Inc.	23,434	833
	Primerica Inc.	3,078	810
	Unum Group	14,072	781
	Preferred Bank	9,224	764
	WSFS Financial Corp.	13,674	748
	First Commonwealth Financial Corp.	42,676	735
	Virtu Financial Inc. Class A	22,404	688
	Merchants Bancorp	14,585	669
	State Street Corp.	7,593	661
	Fidelity National Financial Inc.	11,119	656
*	Axos Financial Inc.	9,297	645
	Radian Group Inc.	17,776	643
*	Genworth Financial Inc.	90,653	633
	Progressive Corp.	2,376	599
	Equitable Holdings Inc.	13,791	586
	BOK Financial Corp.	5,475	575
	Fidelis Insurance Holdings Ltd.	29,093	539
	ConnectOne Bancorp Inc.	21,474	537
	Jefferies Financial Group Inc.	8,921	535
	Banco Latinoamericano de Comercio Exterior SA Class E	16,738	525
	Assured Guaranty Ltd.	6,500	520
	Associated Banc-Corp.	22,553	516
	Victory Capital Holdings Inc. Class A	9,376	512
*	Mr Cooper Group Inc.	5,296	497
	Bank of America Corp.	12,009	489
	S&T Bancorp Inc.	11,050	475
	City Holding Co.	3,902	463
*	Bancorp Inc.	8,689	455
	Mercury General Corp.	6,713	445
	Corebridge Financial Inc.	14,827	438
	Westamerica BanCorp	8,246	427
	Ameris Bancorp	6,642	409
	Hanmi Financial Corp.	19,897	394
	Hancock Whitney Corp.	6,974	375
	Community Financial System Inc.	6,111	374
	First Interstate BancSystem Inc. Class A	11,551	359
	Berkshire Hills Bancorp Inc.	12,998	358
	Southside Bancshares Inc.	9,657	331
	QCR Holdings Inc.	3,872	299
	Independent Bank Corp. (XNGS)	4,698	297
	Jackson Financial Inc. Class A	3,277	295
	Navient Corp.	17,279	292
	Simmons First National Corp. Class A	10,447	224
	CNA Financial Corp.	4,009	208

Vanguard® U.S. Multifactor ETF
		Shares	Market Value ($000)
	Federal Agricultural Mortgage Corp. Class C	1,013	200
	Carlyle Group Inc.	4,938	198
	First Merchants Corp.	4,726	184
	Cathay General Bancorp	4,116	181
	LPL Financial Holdings Inc.	803	180
	RenaissanceRe Holdings Ltd.	702	179
	Principal Financial Group Inc.	2,192	178
	Old Second Bancorp Inc.	10,355	176
	Citigroup Inc.	2,675	168
	Park National Corp.	939	165
	Lazard Inc.	3,144	158
	MetLife Inc.	1,836	142
	Enterprise Financial Services Corp.	2,480	131
*	Texas Capital Bancshares Inc.	1,951	131
	BankUnited Inc.	3,112	120
	TriCo Bancshares	2,167	98
	Heritage Financial Corp.	4,024	92
	Univest Financial Corp.	2,788	79
	Mercantile Bank Corp.	1,672	77
	Brightsphere Investment Group Inc.	3,104	76
	Peoples Bancorp Inc.	2,131	68
	First Busey Corp.	2,411	65
			74,058
Health Care (7.8%)
	AbbVie Inc.	13,854	2,720
	HCA Healthcare Inc.	5,949	2,353
	Merck & Co. Inc.	16,921	2,004
	Cardinal Health Inc.	14,283	1,610
	Cigna Group	4,225	1,529
*	Collegium Pharmaceutical Inc.	35,461	1,364
	Gilead Sciences Inc.	15,180	1,199
	Johnson & Johnson	7,013	1,163
*	United Therapeutics Corp.	3,030	1,102
	SIGA Technologies Inc.	92,940	839
*	Amneal Pharmaceuticals Inc.	66,155	573
	Premier Inc. Class A	26,885	548
*	AdaptHealth Corp.	49,028	539
*	Owens & Minor Inc.	30,541	475
*	Tenet Healthcare Corp.	2,508	416
*	Lantheus Holdings Inc.	3,901	415
*	ANI Pharmaceuticals Inc.	5,098	325
*	Community Health Systems Inc.	59,437	324
*	DaVita Inc.	1,999	302
*	Alkermes plc	10,559	300
*	CorVel Corp.	771	247
	HealthStream Inc.	8,129	236
*	Zimvie Inc.	12,914	224
*	Catalyst Pharmaceuticals Inc.	10,971	222
*	Protagonist Therapeutics Inc.	4,603	198
	National HealthCare Corp.	1,304	179
*	Hims & Hers Health Inc.	11,339	167
*	OraSure Technologies Inc.	31,647	142
	Viatris Inc.	10,872	131
*	Semler Scientific Inc.	4,439	119
	Organon & Co.	4,575	102
*	Medpace Holdings Inc.	240	85
*	Inogen Inc.	5,808	71
*	CareDx Inc.	1,770	54
			22,277
Industrials (16.5%)
	3M Co.	19,527	2,630
	American Express Co.	8,955	2,316
	Synchrony Financial	42,083	2,115
	FedEx Corp.	5,782	1,727
*	Masterbrand Inc.	101,784	1,633
*	Fiserv Inc.	8,404	1,467
	Caterpillar Inc.	3,630	1,293
	Owens Corning	7,454	1,258
	CRH plc	12,867	1,168

Vanguard® U.S. Multifactor ETF
		Shares	Market Value ($000)
	Kelly Services Inc. Class A	49,751	1,050
	Allison Transmission Holdings Inc.	9,175	851
	Griffon Corp.	12,254	811
*	Teekay Corp.	86,579	719
	Lockheed Martin Corp.	1,243	706
	Acuity Brands Inc.	2,749	700
*	Tutor Perini Corp.	28,635	686
*	Corpay Inc.	2,145	677
*	Mohawk Industries Inc.	4,007	622
	Ardmore Shipping Corp.	32,943	622
	REV Group Inc.	18,953	603
	EMCOR Group Inc.	1,482	583
	Terex Corp.	10,147	576
*	GMS Inc.	6,629	575
*	American Woodmark Corp.	6,353	569
	Packaging Corp. of America	2,644	554
*	TopBuild Corp.	1,397	549
	Scorpio Tankers Inc.	7,265	520
	Deluxe Corp.	25,216	519
*	IES Holdings Inc.	2,691	502
	Patrick Industries Inc.	3,750	485
*	Kirby Corp.	3,970	476
	Crane Co.	2,977	471
	Applied Industrial Technologies Inc.	2,290	470
*	BrightView Holdings Inc.	29,230	467
	Ryder System Inc.	3,200	465
	United Rentals Inc.	625	463
	Bel Fuse Inc. Class B	6,729	456
	Snap-on Inc.	1,533	435
	DHT Holdings Inc.	40,067	434
	Genco Shipping & Trading Ltd.	24,460	430
	Comfort Systems USA Inc.	1,214	429
	EnerSys	4,182	424
	Esab Corp.	4,044	424
	Louisiana-Pacific Corp.	4,274	415
	Trane Technologies plc	1,125	407
	Teekay Tankers Ltd. Class A	7,126	405
	Vontier Corp.	11,275	395
	Dorian LPG Ltd.	9,365	365
	PACCAR Inc.	3,770	363
	WESCO International Inc.	2,092	346
*	Gibraltar Industries Inc.	4,951	345
	International Seaways Inc.	6,611	343
	Simpson Manufacturing Co. Inc.	1,864	341
*	Builders FirstSource Inc.	1,900	331
	Matson Inc.	2,331	322
	AZZ Inc.	3,750	312
	Parker-Hannifin Corp.	499	300
	Eagle Materials Inc.	1,112	287
	Argan Inc.	3,602	286
*	BlueLinx Holdings Inc.	2,846	286
*	DXP Enterprises Inc.	5,134	282
	Insteel Industries Inc.	7,889	271
	Moog Inc. Class A	1,348	266
	RTX Corp.	2,091	258
*	JELD-WEN Holding Inc.	17,446	248
	Apogee Enterprises Inc.	3,687	246
*	Core & Main Inc. Class A	4,905	236
	ArcBest Corp.	2,111	224
	Carlisle Cos. Inc.	493	209
	Barrett Business Services Inc.	5,560	203
	Cintas Corp.	252	203
	Pactiv Evergreen Inc.	17,046	201
	Preformed Line Products Co.	1,622	195
	Advanced Drainage Systems Inc.	1,225	192
	Nordic American Tankers Ltd.	51,333	191
*	Sterling Infrastructure Inc.	1,491	178
	Western Union Co.	14,613	178
	LSI Industries Inc.	10,048	160
	Golden Ocean Group Ltd.	12,491	154

Vanguard® U.S. Multifactor ETF
		Shares	Market Value ($000)
	Quanex Building Products Corp.	5,320	147
	Covenant Logistics Group Inc.	2,731	144
	Napco Security Technologies Inc.	3,072	142
	Tennant Co.	1,297	127
	CRA International Inc.	730	123
	Kforce Inc.	1,868	123
*	WEX Inc.	602	115
	Heidrick & Struggles International Inc.	2,862	110
	Standex International Corp.	614	110
	H&E Equipment Services Inc.	2,201	106
	Wabash National Corp.	5,025	98
*	Cross Country Healthcare Inc.	6,466	96
	Enerpac Tool Group Corp.	2,122	88
	Berry Global Group Inc.	1,260	87
	Kennametal Inc.	3,281	85
*	Proto Labs Inc.	2,794	85
	Graphic Packaging Holding Co.	2,595	78
	ADT Inc.	9,890	72
	Safe Bulkers Inc.	13,659	70
	Atkore Inc.	723	67
	ManpowerGroup Inc.	864	64
	Resources Connection Inc.	6,092	64
	Ferguson Enterprises Inc.	251	52
			47,127
Real Estate (0.2%)
	Newmark Group Inc. Class A	25,455	352
*	GEO Group Inc.	9,838	136
			488
Technology (10.9%)
	Alphabet Inc. Class C	15,886	2,623
	QUALCOMM Inc.	14,212	2,491
	Applied Materials Inc.	11,418	2,252
	Meta Platforms Inc. Class A	4,257	2,219
	NVIDIA Corp.	15,316	1,828
	International Business Machines Corp.	8,161	1,650
	KLA Corp.	1,996	1,636
	Alphabet Inc. Class A	8,858	1,447
	Lam Research Corp.	1,639	1,346
	Micron Technology Inc.	13,964	1,344
*	Insight Enterprises Inc.	3,361	730
	Dell Technologies Inc. Class C	5,820	672
	Jabil Inc.	6,016	657
	Amkor Technology Inc.	19,090	628
	HP Inc.	15,755	570
	Salesforce Inc.	2,093	529
*	Photronics Inc.	20,206	523
*	ePlus Inc.	5,307	509
	NetApp Inc.	4,143	500
*	Kyndryl Holdings Inc.	20,702	490
*	ScanSource Inc.	9,494	484
*	Diebold Nixdorf Inc.	9,753	437
*	CommVault Systems Inc.	2,668	415
	PC Connection Inc.	5,484	401
	Immersion Corp.	40,639	382
*	Pure Storage Inc. Class A	7,055	362
	Cognizant Technology Solutions Corp. Class A	4,625	360
	Adeia Inc.	27,647	348
*	Sanmina Corp.	4,391	305
*	Vertex Inc. Class A	7,782	301
*	Daktronics Inc.	20,293	293
	Skyworks Solutions Inc.	2,647	290
	Monolithic Power Systems Inc.	309	289
	Amdocs Ltd.	3,265	284
*	Arrow Electronics Inc.	1,939	262
*	AvePoint Inc.	22,393	259
*	Grindr Inc.	21,263	256
*	Cirrus Logic Inc.	1,429	208
*	CACI International Inc. Class A	381	186
*	Fabrinet	693	169

Vanguard® U.S. Multifactor ETF
		Shares	Market Value ($000)
	Hewlett Packard Enterprise Co.	6,263	121
	CTS Corp.	2,178	107
	A10 Networks Inc.	5,179	71
*	F5 Inc.	308	63
			31,297
Telecommunications (2.7%)
	T-Mobile US Inc.	10,693	2,125
	AT&T Inc.	81,414	1,620
	Verizon Communications Inc.	34,105	1,425
*	Arista Networks Inc.	3,890	1,375
	IDT Corp. Class B	12,285	471
	Spok Holdings Inc.	24,783	369
	InterDigital Inc.	1,533	212
*	NETGEAR Inc.	10,812	175
			7,772
Total Common Stocks (Cost $233,070)			285,662
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 5.373% (Cost $2)	17	2
Total Investments (99.8%) (Cost $233,072)			285,664
Other Assets and Liabilities—Net (0.2%)			712
Net Assets (100%)			286,376
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	September 2024	17	481	9
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Vanguard® U.S. Multifactor ETF
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.